Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000108852 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	8.10%
C000108852 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	7.10%
C000108852 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.50%
C000108852 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000108852 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	5.40%
C000108852 | LongState Street Institutional U.S. Government Money Market FundFR_7839989D1_3.592622_2030-12-31
Holdings [Line Items]
Percent of Total Investments	5.00%
C000108852 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.30%
C000108852 | LongBroadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000108852 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	2.10%
C000108852 | LongBrookfield Infrastructure Partners LPFR_G16252101
Holdings [Line Items]
Percent of Total Investments	2.00%
C000108852 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.70%)
C000108852 | ShortConsolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortOmnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortPublic Service Enterprise Group, Inc.FR_744573106
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortAllstate Corp.FR_020002101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortExelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortBrookfield Renewable Corp.FR_11285B108
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortHP, Inc.FR_40434L105
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortCheesecake Factory, Inc.FR_163072101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortNexstar Media Group, Inc.FR_65336K103
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000108852 | Asset Other LineLong
Holdings [Line Items]
Percent of Net Long Exposure	15.30%	[1]
Percent of Net Short Exposure	0.00%
C000108852 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	88.70%
Percent of Net Short Exposure	(13.10%)
C000108852 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
Percent of Net Short Exposure	0.00%
C000108852 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Percent of Net Short Exposure	0.00%
C000108852 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000108852 | Purchased Option Contracts
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[2]
Percent of Net Short Exposure	0.00%
C000108852 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[2]
Percent of Net Short Exposure	0.00%
C000108852 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	0.00%
C000108852 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	113.10%
Percent of Net Short Exposure	(13.10%)
C000108850 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	8.10%
C000108850 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	7.10%
C000108850 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.50%
C000108850 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000108850 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	5.40%
C000108850 | LongState Street Institutional U.S. Government Money Market FundFR_7839989D1_3.592622_2030-12-31
Holdings [Line Items]
Percent of Total Investments	5.00%
C000108850 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.30%
C000108850 | LongBroadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000108850 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	2.10%
C000108850 | LongBrookfield Infrastructure Partners LPFR_G16252101
Holdings [Line Items]
Percent of Total Investments	2.00%
C000108850 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.70%)
C000108850 | ShortConsolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortOmnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortPublic Service Enterprise Group, Inc.FR_744573106
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortAllstate Corp.FR_020002101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortExelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortBrookfield Renewable Corp.FR_11285B108
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortHP, Inc.FR_40434L105
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortCheesecake Factory, Inc.FR_163072101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortNexstar Media Group, Inc.FR_65336K103
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000108850 | Asset Other LineLong
Holdings [Line Items]
Percent of Net Long Exposure	15.30%	[3]
Percent of Net Short Exposure	0.00%
C000108850 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	88.70%
Percent of Net Short Exposure	(13.10%)
C000108850 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
Percent of Net Short Exposure	0.00%
C000108850 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Percent of Net Short Exposure	0.00%
C000108850 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000108850 | Purchased Option Contracts
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[4]
Percent of Net Short Exposure	0.00%
C000108850 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[4]
Percent of Net Short Exposure	0.00%
C000108850 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	0.00%
C000108850 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	113.10%
Percent of Net Short Exposure	(13.10%)
C000108851 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	8.10%
C000108851 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	7.10%
C000108851 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.50%
C000108851 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000108851 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	5.40%
C000108851 | LongState Street Institutional U.S. Government Money Market FundFR_7839989D1_3.592622_2030-12-31
Holdings [Line Items]
Percent of Total Investments	5.00%
C000108851 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.30%
C000108851 | LongBroadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000108851 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	2.10%
C000108851 | LongBrookfield Infrastructure Partners LPFR_G16252101
Holdings [Line Items]
Percent of Total Investments	2.00%
C000108851 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.70%)
C000108851 | ShortConsolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortOmnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortPublic Service Enterprise Group, Inc.FR_744573106
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortAllstate Corp.FR_020002101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortExelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortBrookfield Renewable Corp.FR_11285B108
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortHP, Inc.FR_40434L105
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortCheesecake Factory, Inc.FR_163072101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortNexstar Media Group, Inc.FR_65336K103
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000108851 | Asset Other LineLong
Holdings [Line Items]
Percent of Net Long Exposure	15.30%	[5]
Percent of Net Short Exposure	0.00%
C000108851 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	88.70%
Percent of Net Short Exposure	(13.10%)
C000108851 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
Percent of Net Short Exposure	0.00%
C000108851 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Percent of Net Short Exposure	0.00%
C000108851 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000108851 | Purchased Option Contracts
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[6]
Percent of Net Short Exposure	0.00%
C000108851 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[6]
Percent of Net Short Exposure	0.00%
C000108851 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	0.00%
C000108851 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	113.10%
Percent of Net Short Exposure	(13.10%)

[1]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[2]	Represents less than 0.05% of net assets of the Fund.
[3]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[4]	Represents less than 0.05% of net assets of the Fund.
[5]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[6]	Represents less than 0.05% of net assets of the Fund.